Share Based Compensation - Share Based Compensation Allocation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 8,866	$ 2,376	$ 16,231	$ 3,713
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	4,999	1,412	9,143	2,102
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 3,867	$ 964	$ 7,088	$ 1,611